Geographic information	12 Months Ended
Dec. 31, 2023
Geographic information
Geographic information

25.Geographic information

The following table presents revenue by geography area, China and international markets, based on the geography location for the year ended December 31, 2021, 2022 and 2023.

	For the year ended
	December 31, 2021 (As adjusted)	December 31, 2022 (As adjusted)	December 31, 2023
	RMB	RMB	RMB
Total Revenue:
China	8,520,978	5,332,779	1,357,884
International	—	—	228,513
	8,520,978	5,332,779	1,586,397

As of December 31, 2022 and 2023, substantially all of the Group’s long-lived assets of the Group are located in China.